Tax - Tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary Of Income Taxes [Line Items]
Current tax	$ 2,991	$ 3,250	$ 2,700
– for this year	3,271	3,182	2,883
– adjustments in respect of prior years	(280)	68	(183)
Deferred tax	(2,133)	963	(22)
– origination and reversal of temporary differences	(2,236)	874	(341)
– effect of changes in tax rates	(293)	132	58
– adjustments in respect of prior years	396	(43)	261
Total tax expense	858	4,213	2,678
Tax expense	$ 3,329	$ 3,592	$ 1,668
Applicable tax rate	19.00%	19.00%	19.00%
Tax credit (charge) recorded directly to equity	$ 145	$ (7)
Hong Kong
Summary Of Income Taxes [Line Items]
Tax expense	$ 604	$ 813	$ 888
Applicable tax rate	16.50%	16.50%	16.50%